Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 31,832	$ 21,379
Less: Accumulated depreciation	(19,954)	(18,381)
Property, plant, and equipment, net	11,878	2,998
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment	5,462	1,675
Plant and machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,246	2,124
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment	132	133
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment	16,602	14,618
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,805	1,750
Internal use software
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,719	0
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 3,866	$ 1,079